General_Consolidated subsidiaries and their financial information (Details) - KRW (₩)		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017
Woori FIS Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori FIS Co., Ltd.		Woori FIS Co., Ltd.
Main business		System software development & maintenance		System software development & maintenance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 80,851,000,000		₩ 103,932,000,000
Liabilities		55,312,000,000		71,386,000,000
Operating revenue		138,088,000,000		252,460,000,000
Net income (loss) attributable to owners		(7,006,000,000)		1,940,000,000
Comprehensive income (loss) attributable to owners		₩ (7,040,000,000)		₩ (2,963,000,000)
Woori Private Equity Asset Management Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 40,799,000,000		₩ 42,894,000,000
Liabilities		2,064,000,000		2,670,000,000
Operating revenue		556,000,000		7,257,000,000
Net income (loss) attributable to owners		(1,493,000,000)		(4,114,000,000)
Comprehensive income (loss) attributable to owners		₩ (1,490,000,000)		₩ (4,074,000,000)
Woori Finance Research Institute Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Research Institute Co., Ltd.		Woori Finance Research Institute Co., Ltd.
Main business		Other service business		Other service business
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 4,314,000,000		₩ 3,790,000,000
Liabilities		615,000,000		350,000,000
Operating revenue		2,776,000,000		4,733,000,000
Net income (loss) attributable to owners		258,000,000		83,000,000
Comprehensive income (loss) attributable to owners		₩ 258,000,000		₩ 64,000,000
Woori Card Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 9,100,890,000,000		₩ 8,605,993,000,000
Liabilities		7,462,577,000,000		6,973,705,000,000
Operating revenue		944,657,000,000		1,771,157,000,000
Net income (loss) attributable to owners		67,618,000,000		101,214,000,000
Comprehensive income (loss) attributable to owners		₩ 62,866,000,000		₩ 107,321,000,000
Woori Investment Bank Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Investment Bank Co., Ltd		Woori Investment Bank Co., Ltd
Main business		Other credit finance business		Other credit finance business
Percentage of ownership		59.80%		59.80%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 2,723,251,000,000		₩ 1,880,157,000,000
Liabilities		2,418,664,000,000		1,588,610,000,000
Operating revenue		109,428,000,000		183,376,000,000
Net income (loss) attributable to owners		14,722,000,000		20,023,000,000
Comprehensive income (loss) attributable to owners		₩ 14,878,000,000		₩ 20,210,000,000
Woori Credit Information Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Credit Information Co., Ltd.		Woori Credit Information Co., Ltd.
Main business		Credit information		Credit information
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 34,130,000,000		₩ 33,298,000,000
Liabilities		6,167,000,000		6,175,000,000
Operating revenue		17,601,000,000		31,580,000,000
Net income (loss) attributable to owners		839,000,000		861,000,000
Comprehensive income (loss) attributable to owners		₩ 839,000,000		₩ 752,000,000
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori America Bank		Woori America Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		U.S.A.		U.S.A.
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 2,073,420,000,000		₩ 1,954,301,000,000
Liabilities		1,777,327,000,000		1,679,248,000,000
Operating revenue		42,624,000,000		81,337,000,000
Net income (loss) attributable to owners		11,186,000,000		11,869,000,000
Comprehensive income (loss) attributable to owners		₩ 24,091,000,000		₩ (16,833,000,000)
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Markets Asia Limited		Woori Global Markets Asia Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Hong Kong		Hong Kong
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 406,684,000,000		₩ 290,226,000,000
Liabilities		287,622,000,000		178,343,000,000
Operating revenue		7,302,000,000		11,345,000,000
Net income (loss) attributable to owners		2,156,000,000		1,922,000,000
Comprehensive income (loss) attributable to owners		₩ 7,298,000,000		₩ (12,544,000,000)
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank China Limited		Woori Bank China Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		China		China
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 5,120,070,000,000		₩ 4,960,637,000,000
Liabilities		4,596,883,000,000		4,458,683,000,000
Operating revenue		143,390,000,000		388,913,000,000
Net income (loss) attributable to owners		7,382,000,000		13,809,000,000
Comprehensive income (loss) attributable to owners		₩ 25,267,000,000		₩ (15,252,000,000)
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		AO Woori Bank		AO Woori Bank
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Russia		Russia
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 277,555,000,000		₩ 201,704,000,000
Liabilities		224,860,000,000		149,101,000,000
Operating revenue		8,778,000,000		15,656,000,000
Net income (loss) attributable to owners		2,570,000,000		4,748,000,000
Comprehensive income (loss) attributable to owners		₩ 200,000,000		₩ 1,217,000,000
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk		PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance		Finance
Percentage of ownership		79.90%		79.90%
Location		Indonesia		Indonesia
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 2,349,222,000,000		₩ 2,230,617,000,000
Liabilities		1,858,176,000,000		1,745,171,000,000
Operating revenue		96,177,000,000		192,485,000,000
Net income (loss) attributable to owners		22,401,000,000		38,488,000,000
Comprehensive income (loss) attributable to owners		₩ 15,947,000,000		₩ (18,689,000,000)
Banco Woori Bank do Brasil S.A
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A.		Banco Woori Bank do Brasil S.A.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Brazil		Brazil
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 155,083,000,000		₩ 213,889,000,000
Liabilities		125,288,000,000		181,544,000,000
Operating revenue		7,341,000,000		20,455,000,000
Net income (loss) attributable to owners		882,000,000		1,843,000,000
Comprehensive income (loss) attributable to owners		₩ (2,515,000,000)		₩ (2,840,000,000)
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund		Korea BTL Infrastructure Fund
Main business		Finance		Finance
Percentage of ownership		99.90%		99.90%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 777,576,000,000		₩ 786,480,000,000
Liabilities		297,000,000		301,000,000
Operating revenue		14,704,000,000		30,240,000,000
Net income (loss) attributable to owners		12,865,000,000		26,390,000,000
Comprehensive income (loss) attributable to owners		₩ 12,865,000,000		₩ 26,390,000,000
Woori Fund Service Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Fund Service Co., Ltd.		Woori Fund Service Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 13,411,000,000		₩ 12,653,000,000
Liabilities		977,000,000		1,242,000,000
Operating revenue		4,922,000,000		9,021,000,000
Net income (loss) attributable to owners		1,023,000,000		1,398,000,000
Comprehensive income (loss) attributable to owners		₩ 1,023,000,000		₩ 1,398,000,000
Woori Finance Cambodia PLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Cambodia PLC.		Woori Finance Cambodia PLC.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Cambodia		Cambodia
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 73,212,000,000		₩ 51,304,000,000
Liabilities		52,584,000,000		32,873,000,000
Operating revenue		4,912,000,000		5,895,000,000
Net income (loss) attributable to owners		1,277,000,000		983,000,000
Comprehensive income (loss) attributable to owners		₩ 2,197,000,000		₩ (473,000,000)
Woori Finance Myanmar Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd.		Woori Finance Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 19,837,000,000		₩ 18,236,000,000
Liabilities		6,496,000,000		5,307,000,000
Operating revenue		2,086,000,000		2,506,000,000
Net income (loss) attributable to owners		(187,000,000)		791,000,000
Comprehensive income (loss) attributable to owners		₩ 412,000,000		₩ 15,000,000
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wealth Development Bank		Wealth Development Bank
Main business		Finance		Finance
Percentage of ownership		51.00%		51.00%
Location		Philippines		Philippines
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 185,866,000,000		₩ 191,049,000,000
Liabilities		152,414,000,000		156,808,000,000
Operating revenue		6,240,000,000		13,632,000,000
Net income (loss) attributable to owners		(2,000,000)		1,323,000,000
Comprehensive income (loss) attributable to owners		₩ (788,000,000)		₩ (1,093,000,000)
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Vietnam Limited		Woori Bank Vietnam Limited
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Vietnam		Vietnam
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,142,018,000,000		₩ 775,758,000,000
Liabilities		990,228,000,000		632,160,000,000
Operating revenue		23,746,000,000		29,698,000,000
Net income (loss) attributable to owners		3,545,000,000		2,436,000,000
Comprehensive income (loss) attributable to owners		₩ 8,822,000,000		₩ (15,347,000,000)
WB Finance Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		WB Finance Co., Ltd.
Main business		Finance
Percentage of ownership		100.00%
Location		Cambodia
Date of Financial statements		Jun. 30, 2018
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 227,582,000,000
Liabilities		186,772,000,000
Operating revenue		0
Net income (loss) attributable to owners		0
Comprehensive income (loss) attributable to owners		₩ 0
Kumho Trust First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Kumho Trust First Co., Ltd.		Kumho Trust First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Asiana Saigon Inc
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Asiana Saigon Inc.		Asiana Saigon Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Consus Eighth Co LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Consus Eighth Co., LLC		Consus Eighth Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
KAMCO Value Recreation First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		KAMCO Value Recreation First Securitization Specialty Co., Ltd.		KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		15.00%		15.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Hermes STX Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Hermes STX Co., Ltd.		Hermes STX Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
BWL First Co LLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		BWL First Co., LLC		BWL First Co., LLC
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Deogi Dream Fourth Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Deogi Dream Fourth Co., Ltd.		Deogi Dream Fourth Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Jeonju Iwon Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Jeonju Iwon Ltd.		Jeonju Iwon Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Wonju I one Inc
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wonju I one Inc.		Wonju I one Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Heitz Third Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Heitz Third Co., Ltd.		Heitz Third Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woorihansoop First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woorihansoop 1st Co., Ltd.		Woorihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Electric Cable First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Electric Cable First Co., Ltd		Electric Cable First Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woori International First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori International First Co., Ltd.		Woori International First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woori HJ First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori HJ First Co., Ltd.		Woori HJ First Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woori WEBST First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori WEBST 1st Co., Ltd.		Woori WEBST 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Wibihansoop First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wibihansoop 1st Co., Ltd.		Wibihansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
HNLD First Inc
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		HNLD 1st Inc.		HNLD 1st Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership				0.00%
Location		Korea		Korea
Description of reason why entityIs not subsidiary due to absence of control	[2]	The entity is a structured entity for the purpose of asset securitization and is not in scope for consolidation considering that the Group 1) does not have the power over the investee, 2) is not exposed, or does not have rights to variable returns from its involvement with the investee, and 3) does not have the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of asset securitization and is not in scope for consolidation considering that the Group 1) does not have the power over the investee, 2) is not exposed, or does not have rights to variable returns from its involvement with the investee, and 3) does not have the ability to use its power to affect its returns.
Uri QS First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Uri QS 1st Co., Ltd		Uri QS 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Uri Display First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Uri Display 1st Co., Ltd.		Uri Display 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Tiger Eyes Second Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Tiger Eyes 2nd Co., Ltd.		Tiger Eyes 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woori Serveone First Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Serveone 1st Co., Ltd.		Woori Serveone 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Uri Display 2nd Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Uri Display 2nd Co.,Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woori the Colony Unjung Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori the Colony Unjung Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woori Dream 1st Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori Dream 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woori HS 1st Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Woori HS 1st Co., Ltd.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Smart Casting Inc
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		Smart Casting Inc.
Main business		Asset securitization
Percentage of ownership		0.00%
Location		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
HeungkukWoori Tech Company Private Placement Investment Trust No.1 and 6 beneficiary certificates
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank
Subsidiaries		HeungkukWoori Tech Company Private Placement Investment Trust No. 1 and 6 beneficiary certificates
Main business		Securities investment and others
Location		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[3]	The entity was a structured entity for the purpose of investment in securities and was in scope for consolidation, considering that the Group 1) had the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principle Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Principle Guaranteed Trust		Principle Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity was a money trust under the Financial Investment Services and Capital Markets Act and was in scope for consolidation. Although the Group was not a majority shareholder, the Group 1) has the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[4]	The entity was a money trust under the Financial Investment Services and Capital Markets Act and was in scope for consolidation. Although the Group was not a majority shareholder, the Group 1) has the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principle and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Principle and Interest Guaranteed Trust		Principle and Interest Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership		0.00%		0.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power		The entity was a money trust under the Financial Investment Services and Capital Markets Act and was in scope for consolidation. Although the Group was not a majority shareholder, the Group 1) has the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	[4]	The entity was a money trust under the Financial Investment Services and Capital Markets Act and was in scope for consolidation. Although the Group was not a majority shareholder, the Group 1) has the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Dongwoo First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Dongwoo First Securitization Specialty Co., Ltd.		Dongwoo First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Seari First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Seari First Securitization Specialty Co., Ltd.		Seari First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Namjong First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Namjong 1st Securitization Specialty Co., Ltd.		Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank		Woori Investment Bank
Subsidiaries		Bukgeum First Securitization Specialty Co., Ltd.		Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		5.00%		5.00%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Seari Second Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank
Subsidiaries		Seori Second Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		5.00%
Location		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Bukgeum Second Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Bank
Subsidiaries		Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization
Percentage of ownership		5.00%
Location		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
TUTU FinanceWCI Myanmar Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		TUTU Finance-WCI Myanmar Co., Ltd.		TUTU Finance-WCI Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership		100.00%		100.00%
Location		Myanmar		Myanmar
Date of Financial statements		Jun. 30, 2018
Woori Card one of 2017-1 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-1 Securitization Specialty Co., Ltd.		Woori Card one of 2017-1 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Woori Card one of 2017-2 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Subsidiaries		Woori Card one of 2017-2 Securitization Specialty Co., Ltd.		Woori Card one of 2017-2 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership		0.50%		0.50%
Location		Korea		Korea
Date of Financial statements		Jun. 30, 2018
Description of nature of relationship with subsidiary where parent has directly or indirectly less than half of voting power	[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.		The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
Money trust under the FISCM Act
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets	[5]	₩ 1,573,367,000,000		₩ 1,560,672,000,000
Liabilities	[5]	1,543,491,000,000		1,530,760,000,000
Operating revenue	[5]	24,029,000,000		44,344,000,000
Net income (loss) attributable to owners	[5]	(36,000,000)		582,000,000
Comprehensive income (loss) attributable to owners	[5]	(36,000,000)		582,000,000
Structured entity for the securitization of financial assets
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		1,226,022,000,000		867,583,000,000
Liabilities		1,631,837,000,000		1,275,719,000,000
Operating revenue		32,089,000,000		22,730,000,000
Net income (loss) attributable to owners		12,202,000,000		1,179,000,000
Comprehensive income (loss) attributable to owners		5,725,000,000		(2,800,000,000)
Security investments structured entity
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		41,221,000,000		34,939,000,000
Liabilities		40,000,000		76,000,000
Operating revenue		785,000,000		377,000,000
Net income (loss) attributable to owners		(798,000,000)		(475,000,000)
Comprehensive income (loss) attributable to owners		₩ (1,869,000,000)		₩ (38,592,000,000)

[1]	The entity was a structured entity for the purpose of asset securitization and was in scope for consolidation. Although the Group is not a majority shareholder, the Group 1) had the power over the investee, 2) was exposed, or had rights, to variable returns from its involvement with the investee, and 3) had the ability to use its power to affect its returns.
[2]	The entity is a structured entity for the purpose of asset securitization and is not in scope for consolidation considering that the Group 1) does not have the power over the investee, 2) is not exposed, or does not have rights to variable returns from its involvement with the investee, and 3) does not have the ability to use its power to affect its returns.
[3]	The entity was a structured entity for the purpose of investment in securities and was in scope for consolidation, considering that the Group 1) had the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[4]	The entity was a money trust under the Financial Investment Services and Capital Markets Act and was in scope for consolidation. Although the Group was not a majority shareholder, the Group 1) has the power over the investee, 2) was exposed, or has rights, to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[5]	FISCM Act: Financial Investment Services and Capital Markets Act